Statement of Operations	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ 1,167,417
Loss from operations	(1,167,417)
Change in fair value of public warrant liability	(25,725,000)
Change in fair value of private placement warrant liability	(12,584,590)
Interest earned on investments held in Trust Account	219,337
Loss before provision for income taxes	(39,257,670)
Provision for income taxes	(11,509)
Net loss	$ (39,269,179)
Weighted average shares outstanding of Class A redeemable common stock (in Shares) | shares	35,000,000
Basic and diluted income per share, Class A redeemable common stock (in Dollars per share) | $ / shares	$ 0.00
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares) | shares	8,750,000
Basic and diluted net loss per share, Class B non-redeemable common stock (in Dollars per share) | $ / shares	$ (4.49)